Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Net sales (Note 7)	¥ 1,577,039	¥ 1,422,754	¥ 1,479,627
Cost of sales (Note 5)	1,200,911	1,049,472	1,093,467
Gross profit	376,128	373,282	386,160
Selling, general and administrative expenses (Notes 2, 4, 13 and 16)	280,553	268,740	279,361
Loss on impairment of goodwill (Notes 4 and 9)	0	0	14,143
Profit from operations	95,575	104,542	92,656
Other income (expenses):
Interest and dividend income (Note 3)	40,498	32,364	28,609
Interest expense	(1,395)	(901)	(1,814)
Foreign currency transaction gains (losses), net (Note 12)	(827)	1,278	3,820
Gains on sales of securities, net (Note 3)	1,629	193	20,600
Other, net	(3,614)	373	1,712
Total other income (expense)	36,291	33,307	52,927
Income before income taxes	131,866	137,849	145,583
Income taxes (Note 15):
Current	57,794	36,831	49,187
Deferred	(10,913)	(8,389)	(17,795)
Income taxes	46,881	28,442	31,392
Net income	84,985	109,407	114,191
Net income attributable to noncontrolling interests	(3,196)	(5,564)	(5,144)
Net income attributable to Kyocera Corporation's shareholders	¥ 81,789	¥ 103,843	¥ 109,047
Net income attributable to Kyocera Corporation's shareholders :
Basic	¥ 222.43	¥ 282.62	¥ 297.24
Diluted	222.43	282.62	297.24
Cash dividends declared per share:
Per share of common stock	¥ 120.00	¥ 110.00	¥ 100.00
Average number of shares of common stock outstanding:
Basic	367,709	367,428	366,859
Diluted	367,709	367,428	366,859